Share Capital (Details) - Schedule of Outstanding Stock Options - Stock Option [Member]	9 Months Ended
Sep. 30, 2024 $ / shares shares
Share Capital (Details) - Schedule of Outstanding Stock Options [Line Items]
Number Outstanding, Beginning Balance | shares	28,990
Weighted Average Exercise Price, Beginning Balance | $ / shares	$ 165.38
Number Outstanding, Ending Balance | shares	15,130
Weighted Average Exercise Price, Ending Balance | $ / shares	$ 146.03
Number Outstanding, Granted | shares
Weighted Average Exercise Price, Granted | $ / shares
Number Outstanding, Exercised | shares
Weighted Average Exercise Price, Exercised | $ / shares
Number Outstanding, Forfeited | shares	(13,860)
Weighted Average Exercise Price, Forfeited | $ / shares	$ 186.49